Operating Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selling expenses	$ 1,104.8		$ 1,226.6		$ 1,251.9
General and administrative expenses:
Salaries and related benefits	3,284.3	[1]	3,076.4	[1]	2,971.8	[1]
Other general and administrative expenses	2,415.3	[2]	2,216.0	[2]	2,159.3	[2]
Total general and administrative expenses	5,699.6	[1],[2],[3]	5,292.4	[1],[2],[3]	5,131.1	[1],[2],[3]
Total operating expenses	6,804.4		6,519.0		6,383.0
Voluntary early retirement expense (pretax)	137.0
Transaction Related Cost Pretax			66.2
Litigation settlement, pretax			156.3		38.2
Severence And Facilities Charge Pretax			$ 47.4		$ 93.7

[1]	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.
[2]	Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.
[3]	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.